Comparative information 2021 - Summary of Other Reserves (Detail) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of other reserve [line items]
Ending balance	€ 258
Foreign currency translation reserve [member]
Disclosure of other reserve [line items]
Ending balance	596
Net foreign investment hedging reserve [member]
Disclosure of other reserve [line items]
Ending balance	(338)
Equity movements of joint ventures and associates [member]
Disclosure of other reserve [line items]
Ending balance	0
Previously Reported [Member] | IFRS4 and IAS39 [Member]
Disclosure of other reserve [line items]
Beginning balance	(554)
Movement in foreign currency translation and net foreign investment hedging reserves	848
Disposal of a business	8
Tax effect	3
Equity movements of joint ventures	25
Equity movements of associates	(6)
Ending balance	325
Previously Reported [Member] | IFRS4 and IAS39 [Member] | Foreign currency translation reserve [member]
Disclosure of other reserve [line items]
Beginning balance	(403)
Movement in foreign currency translation and net foreign investment hedging reserves	1,013
Disposal of a business	10
Tax effect	(24)
Ending balance	596
Previously Reported [Member] | IFRS4 and IAS39 [Member] | Net foreign investment hedging reserve [member]
Disclosure of other reserve [line items]
Beginning balance	(199)
Movement in foreign currency translation and net foreign investment hedging reserves	(165)
Disposal of a business	(2)
Tax effect	27
Ending balance	(338)
Previously Reported [Member] | IFRS4 and IAS39 [Member] | Equity movements of joint ventures and associates [member]
Disclosure of other reserve [line items]
Beginning balance	48
Equity movements of joint ventures	25
Equity movements of associates	(6)
Ending balance	€ 67